Note 9 - Stock Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2020	23,284	6.77
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested on June 30, 2020	23,284	6.77